Gain (Loss) on Sales and Write-Down of Vessels - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Asset Impairment Charges	Write-Down of Vessels and Goodwill and Gain (Loss) on Sales of Vessels
The following table provides information on the Partnership's write-down of vessels and goodwill and gain (loss) on sales of vessels for the years presented in these consolidated financial statements.

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2020 $	2019 $	2018 $
Liquefied Petroleum Gas (note 19a)	7/4 Multi-gas Carriers	N/A	(51,000)	—	(33,000)
Liquefied Natural Gas (note 6)	2 LNG Carriers	Jan-2020	—	14,349	—
Conventional Tanker (note 19d)	1 Handymax	Oct-2019	—	(785)	(13,000)
Conventional Tanker (notes 19b and 19c)	2 Suezmaxes	Oct/Dec-2018	—	—	(7,863)
Liquefied Petroleum Gas (note 8)	Goodwill	N/A	—	—	(790)
Write-down of vessels and goodwill and gain (loss) on sales of vessels			(51,000)	13,564	(54,653)
a)During the year ended December 31, 2020, the carrying values of the Partnership's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit, Sonoma Spirit and Napa Spirit), were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the COVID-19 pandemic), as well as the Partnership receiving notification during the year that the Partnership's then-existing commercial management agreement with a third-party commercial manager will be terminated and replaced by a new commercial management agreement in September 2020. The total impairment charge of $51.0 million was included in write-down of vessels and goodwill and gain (loss) on sales of vessels for the year ended December 31, 2020 in the Partnership's consolidated statements of income. In addition, in June 2018, the carrying values for four of the Partnership's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the then-current charter rate environment and the outlook for charter rates for these vessels at that time. The total impairment charge of $33.0 million was included in write-down of vessels and goodwill and gain (loss) on sales of vessels for the year ended December 31, 2018 in the Partnership's consolidated statements of income.
b)In December 2018, the Partnership sold the European Spirit Suezmax tanker and recorded a write-down on this vessel of $4.0 million for the year ended December 31, 2018 in the Partnership's consolidated statements of income. The Partnership used the net proceeds of $15.7 million from the sale to repay its existing term loan associated with the vessel.
c)In October 2018, the Partnership sold the African Spirit Suezmax tanker and recorded a write-down on this vessel of $3.9 million for the year ended December 31, 2018 in the Partnership's consolidated statements of income. The Partnership used the net proceeds of $12.8 million from the sale primarily to repay its existing term loan associated with the vessel.
d)In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Partnership's expectations of the vessel's future opportunities at that time. The impairment charge of $13.0 million is included in write-down of vessels and goodwill and gain (loss) on sales of vessels for the year ended December 31, 2018 in the Partnership's consolidated statements of income. The Partnership recorded a further write-down in respect of this vessel of $0.8 million for the year ended December 31, 2019 as the vessel was sold in October 2019 for net proceeds of $11.5 million.

Write-down of vessels and goodwill and (gain) loss on sales of vessels (notes 6, 8 and 19)	$ 51,000	$ (13,564)	$ 54,653
Proceeds from sale of vessels	$ 0	$ 11,515	$ 28,518